Property, Plant and Equipment and Intangible Assets - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) OceanShips Vessel ExpeditionShips
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	84
Number of ocean ships | OceanShips	12
Number of expedition ships | ExpeditionShips	2
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	58
Longships-Seine
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels delivered | Vessel	1
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	11
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	13
Additions to property, plant and equipment | $	$ 29.4
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	2
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction | $	$ 213.7
River vessels - Delivery Viking Hathor and Viking Sobek
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment | $	39.6
Ocean and Expedition Ships Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction | $	552.4
Property, plant and equipment capitalized interest | $	10.8
Ocean And Expedition Ships - Delivery Viking Vesta
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of ocean and expedition ships under construction to ocean and expedition ships and equipment | $	$ 505.8